BUSINESS INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
BUSINESS INFORMATION
Schedule of geographical distribution of revenues and assets

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Revenues:
United States	$102,099	$79,955	$291,818	$211,735
Rest of World	26,552	18,773	83,037	45,356

Total	$128,651	$98,728	$374,855	$257,091

	September 30, 2014	December 31, 2013
Assets:
United States	$268,023	$359,072
Rest of World	84,166	84,391

Total	$352,189	$443,463

	As of and for the Years Ended December 31,
	2013	2012	2011
Revenues:
United States	$331,743	$302,852	$224,689
Rest of world	79,643	83,019	43,335

Total	$411,386	$385,871	$268,024

Assets:
United States	$359,072	$333,064	$157,342
Rest of world	84,391	69,604	47,587

Total	$443,463	$402,668	$204,929